Related Party Transactions - Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 37,473	$ 5,743	¥ 76,066
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	35,820	5,490	74,664
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Deferred revenue from related parties	¥ 1,653	$ 253	¥ 1,402